Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 7.4	$ 2.2
Cash margin accounts related to derivative instruments recognized	3.4	38.2
Cumulative realized net mark to market valuation of certain derivative positions recognized in unallocated derivative gains (losses)	(3.6)
Cumulative net mark to market valuation of certain derivative positions recognized in unallocated derivative gains losses	$ 8.4	20.4
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on early termination agreement		(4.0)
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on early termination agreement		58.1
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Interest rate contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on early termination agreement		4.6
Gross contract notional amount		1,100.0
Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	$ 7.6	8.2
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	(2.7)	$ (2.9)
Effective portion of the hedge loss reclassified to interest expense over the next twelve months	$ 0.6
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Fiscal Year Two Thousand Seventeen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 7.6
Fiscal Year Two Thousand Eighteen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	7.8
Fiscal Year Two Thousand Nineteen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.0
Fiscal Year Two Thousand Twenty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.1
Fiscal Year Two Thousand Twenty One [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.4
Fiscal Year Two Thousand Twenty Two [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 4.0
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%	3.50%
Derivative Maturity Period One [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected maturity tenor	10 years
Derivative Maturity Period Two [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected maturity tenor	20 years
Derivative Maturity Period Three [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected maturity tenor	30 years